Discontinued Operations - Summary of Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operations:
Income (loss) from discontinued operations before income taxes							$ (3)	$ 55	$ (230)
Income tax expense (benefit)							(1)	20	(31)
Income (loss) from discontinued operations, net of taxes	$ (1)	$ 2	$ 23	$ 10	$ (1)	$ 52	$ (2)	$ 35	$ (199)